Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

December 31, 2020

AFF20-QTLY-0221
1.811328.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (a)
(Cost $249,968)	250,000	249,966
	Shares	Value

Domestic Equity Funds - 28.0%
Fidelity Advisor Series Equity Growth Fund (b)	4,329,483	$69,834,565
Fidelity Advisor Series Growth Opportunities Fund (b)	2,949,979	48,173,156
Fidelity Advisor Series Small Cap Fund (b)	2,383,214	31,720,573
Fidelity Series All-Sector Equity Fund (b)	2,633,425	30,231,719
Fidelity Series Commodity Strategy Fund (b)	11,770,998	54,028,880
Fidelity Series Large Cap Stock Fund (b)	6,759,332	111,191,013
Fidelity Series Large Cap Value Index Fund (b)	912,788	12,057,935
Fidelity Series Opportunistic Insights Fund (b)	3,185,609	64,508,581
Fidelity Series Small Cap Opportunities Fund (b)	2,473,562	39,651,191
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,562,006	70,859,957
Fidelity Series Value Discovery Fund (b)	5,049,289	72,356,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $445,037,522)		604,613,879

International Equity Funds - 25.7%
Fidelity Series Canada Fund (b)	2,435,116	28,125,595
Fidelity Series Emerging Markets Fund (b)	2,109,339	23,919,900
Fidelity Series Emerging Markets Opportunities Fund (b)	8,715,619	217,541,854
Fidelity Series International Growth Fund (b)	4,817,361	85,652,686
Fidelity Series International Small Cap Fund (b)	1,332,725	27,360,843
Fidelity Series International Value Fund (b)	8,470,695	85,469,316
Fidelity Series Overseas Fund (b)	6,911,721	85,705,345
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $378,798,031)		553,775,539

Bond Funds - 37.1%
Fidelity Series Emerging Markets Debt Fund (b)	1,340,054	12,784,112
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	386,625	4,183,280
Fidelity Series Floating Rate High Income Fund (b)	261,509	2,377,120
Fidelity Series High Income Fund (b)	1,466,282	13,871,030
Fidelity Series Inflation-Protected Bond Index Fund (b)	14,001,233	150,233,233
Fidelity Series International Credit Fund (b)	156,284	1,598,790
Fidelity Series Investment Grade Bond Fund (b)	46,823,358	558,134,422
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,166,566	47,377,406
Fidelity Series Real Estate Income Fund (b)	860,908	9,039,537
TOTAL BOND FUNDS
(Cost $749,797,213)		799,598,930

Short-Term Funds - 9.2%
Fidelity Cash Central Fund 0.11% (c)	3,242,107	3,242,756
Fidelity Series Government Money Market Fund 0.13% (b)(d)	158,850,653	158,850,653
Fidelity Series Short-Term Credit Fund (b)	3,583,952	36,699,666
TOTAL SHORT-TERM FUNDS
(Cost $197,819,754)		198,793,075
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,771,702,488)		2,157,031,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		(356,891)
NET ASSETS - 100%		$2,156,674,498

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	March 2021	$749,760	$(178)	$(178)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	48	March 2021	5,113,920	3,311	3,311
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	38	March 2021	2,447,580	(77,334)	(77,334)
TOTAL FUTURES CONTRACTS					$(74,201)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,966.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,822
Total	$2,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$56,424,775	$20,230,879	$26,387,939	$15,208,978	$8,581,061	$10,985,789	$69,834,565
Fidelity Advisor Series Growth Opportunities Fund	36,258,544	14,970,410	22,588,035	12,442,758	6,515,544	13,016,693	48,173,156
Fidelity Advisor Series Small Cap Fund	23,472,121	4,345,870	9,511,721	1,053,941	970,742	12,443,561	31,720,573
Fidelity Series All-Sector Equity Fund	24,957,973	3,887,842	9,668,134	2,081,635	409,308	10,644,730	30,231,719
Fidelity Series Canada Fund	20,817,784	4,171,613	5,655,499	594,242	(316,840)	9,108,537	28,125,595
Fidelity Series Commodity Strategy Fund	62,195,061	2,471,654	22,530,794	241,452	(7,053,379)	18,946,338	54,028,880
Fidelity Series Emerging Markets Debt Fund	11,703,842	614,872	1,633,882	488,924	(86,936)	2,186,216	12,784,112
Fidelity Series Emerging Markets Debt Local Currency Fund	--	4,019,816	95,315	24,440	2,088	256,691	4,183,280
Fidelity Series Emerging Markets Fund	13,887,141	5,516,080	5,323,936	336,358	231,748	9,608,867	23,919,900
Fidelity Series Emerging Markets Opportunities Fund	133,928,919	48,225,122	53,539,319	6,495,781	6,545,284	82,381,848	217,541,854
Fidelity Series Floating Rate High Income Fund	2,359,894	113,965	395,293	83,376	(43,023)	341,577	2,377,120
Fidelity Series Government Money Market Fund 0.13%	174,487,580	51,371,212	67,008,139	236,614	--	--	158,850,653
Fidelity Series High Income Fund	13,191,722	752,229	1,976,477	599,837	(154,159)	2,057,715	13,871,030
Fidelity Series Inflation-Protected Bond Index Fund	134,709,885	29,895,106	23,077,023	1,966,703	232,485	8,472,780	150,233,233
Fidelity Series International Credit Fund	1,399,702	100,272	--	100,272	--	90,353	1,598,790
Fidelity Series International Growth Fund	93,842,946	13,422,769	41,174,056	12,008,692	16,130,894	3,430,133	85,652,686
Fidelity Series International Small Cap Fund	21,811,936	466,718	5,423,324	221,265	1,464,858	9,040,655	27,360,843
Fidelity Series International Value Fund	79,959,397	7,575,719	31,406,414	2,374,764	(550,415)	29,891,029	85,469,316
Fidelity Series Investment Grade Bond Fund	492,021,965	136,194,851	86,435,956	29,880,045	86,833	16,266,729	558,134,422
Fidelity Series Large Cap Stock Fund	90,315,569	13,723,370	26,299,151	6,345,239	3,260,792	30,190,433	111,191,013
Fidelity Series Large Cap Value Index Fund	9,382,282	1,681,504	2,560,341	243,644	307,941	3,246,549	12,057,935
Fidelity Series Long-Term Treasury Bond Index Fund	48,519,393	17,320,445	11,642,331	5,240,071	1,049,957	(7,870,058)	47,377,406
Fidelity Series Opportunistic Insights Fund	52,779,092	12,839,366	19,434,011	8,225,096	7,463,587	10,860,547	64,508,581
Fidelity Series Overseas Fund	78,348,582	4,868,821	28,004,883	958,070	(807,951)	31,300,776	85,705,345
Fidelity Series Real Estate Income Fund	7,762,552	645,650	1,238,685	548,850	(17,826)	1,887,846	9,039,537
Fidelity Series Short-Term Credit Fund	34,871,879	798,490	240,227	673,595	(981)	1,270,505	36,699,666
Fidelity Series Small Cap Opportunities Fund	29,675,940	5,304,411	11,944,837	859,534	2,467,709	14,147,968	39,651,191
Fidelity Series Stock Selector Large Cap Value Fund	56,594,104	7,059,078	16,122,181	1,505,664	1,123,697	22,205,259	70,859,957
Fidelity Series Value Discovery Fund	57,853,881	5,781,714	16,380,379	1,501,285	2,505,551	22,595,542	72,356,309
	$1,863,534,461	$418,369,848	$547,698,282	$112,541,125	$50,318,569	$369,005,608	$2,153,538,667

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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